SCHEDULE OF REVENUE FROM EXTERNAL CUSTOMERS AND LONG-LIVED ASSETS, BY GEOGRAPHICAL AREAS (Details) - USD ($) $ in Thousands	5 Months Ended	7 Months Ended	12 Months Ended
	Jun. 06, 2018	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets			$ 437,743	$ 419,307
MENA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets			429,283	409,139
Rest of World [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets			8,460	10,168
Successors [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenue		$ 348,590	834,146	658,385
Successors [Member] | MENA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenue		345,047	823,247	647,434
Successors [Member] | Rest of World [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenue		$ 3,543	$ 10,899	$ 10,951
Predecessors [Member] | NPS Holdings Limited [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenue	$ 137,027
Predecessors [Member] | MENA [Member] | NPS Holdings Limited [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenue	134,479
Predecessors [Member] | Rest of World [Member] | NPS Holdings Limited [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenue	$ 2,548